UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM 13F

                               Form 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended: December 31, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-07598
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:   Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA         February 16, 2010
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $ 122,903 (thousands)


List of Other Included Managers:             None

                           FORM 13F INFORMATION TABLE

                               Ronald J. Juvonen
                                    FORM 13F
                                December 31, 2009


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4         Column 5          Column 6    Column 7         Column 8

                              TITLE OF               Value     SHARES OR    SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)    PRIN. AMT.   PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BGC PARTNERS INC               CL A        05541T101    17,761    3,844,339  SH          SOLE                    3,844,339
CARMAX INC                     COM         143130102    13,002      536,155  SH          SOLE                      536,155
CITI TRENDS INC                COM         17306X102    11,952      432,714  SH          SOLE                      432,714
COSI INC                       COM         22122P101     2,787    4,353,952  SH          SOLE                    4,353,952
FARO TECHNOLOGIES INC          COM         311642102     4,380      204,301  SH          SOLE                      204,301
GENTEX CORP                    COM         371901109     5,225      292,723  SH          SOLE                      292,723
GLOBAL CASH ACCESS HLDGS INC   COM         378967103     7,651    1,021,493  SH          SOLE                    1,021,493
ION GEOPHYSICAL CORP           COM         462044108     7,660    1,293,915  SH          SOLE                    1,293,915
NIC INC                        COM         62914B100    14,648    1,602,608  SH          SOLE                    1,602,608
OBAGI MEDICAL PRODUCTS INC     COM         67423R108    10,483      873,603  SH          SOLE                      873,603
RADISYS CORP                   COM         750459109    14,137    1,480,316  SH          SOLE                    1,480,316
SPDR SERIES TRUST              S&P         78464A888        76        5,000  SH          SOLE                        5,000
                               HOMEBUILD
SUPER MICRO COMPUTER INC       COM         86800U104    13,141    1,181,700  SH          SOLE                    1,181,700